SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)																										1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 02, 2023	Dec. 22, 2022	Dec. 22, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Aug. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 22, 2022	Jun. 22, 2022	Jun. 01, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Apr. 28, 2022	Mar. 23, 2022	Mar. 23, 2022	Oct. 28, 2021	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Aug. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable	$ 3,051,516																										$ 3,051,516	$ 3,051,516	$ 2,279,316	$ 700,816	$ 616,500
Convertible notes payable																												970,200	1,578,500
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	457,380																								$ 457,380		457,380	457,380	457,380	457,380	385,000
Debt instrument interest rate																									0.00%
Debt instrument maturity date																									Oct. 20, 2022
Convertible notes payable
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	60,500																							$ 60,500			60,500	60,500	60,500	60,500	50,000
Debt instrument interest rate																								0.00%
Debt instrument maturity date																								Oct. 20, 2022
Convertible notes payable
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable	182,936																						$ 182,936				182,936	182,936	182,936	182,936	181,500
Debt instrument interest rate																							0.00%
Debt instrument maturity date																							Oct. 20, 2022
Convertible notes payable
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt																						$ 16,714
Debt conversion debt																						$ 199,650
Debt conversion converted instrument shares																						42,857
Convertible Promissory Note Three [Member] | Due On October Twenty Twenty Twenty Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable																							$ 199,650
Debt instrument interest rate																							0.00%
Debt instrument maturity date																							Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable	220,000																			$ 220,000	$ 220,000						220,000	220,000	220,000
Debt instrument interest rate																				0.00%	0.00%
Debt instrument maturity date																					Mar. 23, 2023
Convertible notes payable																													220,000
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																				Mar. 23, 2023	Mar. 23, 2023
Aggregate principal amount of debt																				$ 110,000	$ 110,000
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000																	$ 110,000	$ 110,000								110,000	110,000	110,000
Debt instrument interest rate																		0.00%	0.00%
Debt instrument maturity date																			Apr. 28, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																		Apr. 28, 2023	Apr. 28, 2023
Aggregate principal amount of debt																		$ 110,000	$ 110,000
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000																$ 110,000										110,000	110,000	110,000
Debt instrument interest rate																	0.00%
Debt instrument maturity date																	May 10, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	55,000														$ 55,000	$ 55,000											55,000	55,000	55,000
Debt instrument interest rate															0.00%	0.00%
Debt instrument maturity date																Jun. 01, 2023
Convertible notes payable																													55,000
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date															Jun. 01, 2023	Jun. 01, 2023
Aggregate principal amount of debt															$ 55,000	$ 55,000
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500												$ 82,500	$ 82,500													82,500	82,500	82,500
Debt instrument interest rate													0.00%	0.00%
Debt instrument maturity date														Jun. 22, 2023
Convertible notes payable																													82,500
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date													Jun. 22, 2023	Jun. 22, 2023
Aggregate principal amount of debt													$ 82,500	$ 82,500
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable	324,500											$ 341,000															324,500	324,500	341,000
Debt instrument interest rate												0.00%
Aggregate principal amount of debt		$ 16,500
Debt conversion converted instrument shares		33,000
Debt instrument maturity period												July 2023
Convertible notes payable																													341,000
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt		$ 16,500										$ 341,000
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000									$ 110,000	$ 110,000															$ 110,000	110,000	110,000	110,000
Debt instrument interest rate										0.00%	0.00%															0.00%
Debt instrument maturity date																										Aug. 31, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date										Aug. 31, 2023	Aug. 31, 2023
Aggregate principal amount of debt										$ 110,000	$ 110,000															$ 110,000
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500								$ 82,500																		82,500	82,500	82,500
Debt instrument interest rate									0.00%
Debt instrument maturity date									Sep. 09, 2023
Convertible notes payable																													82,500
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000							$ 110,000																			110,000	110,000	110,000
Debt instrument interest rate								0.00%
Debt instrument maturity date								Sep. 20, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Sep. 20, 2023
Aggregate principal amount of debt			$ 110,000	$ 110,000				$ 110,000
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000						$ 110,000																				110,000	110,000	110,000
Debt instrument interest rate							0.00%
Debt instrument maturity date							Oct. 20, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Thirteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Oct. 20, 2023
Aggregate principal amount of debt							$ 110,000
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	82,500					$ 82,500																					82,500	82,500	82,500
Debt instrument interest rate						0.00%
Debt instrument maturity date						Nov. 09, 2023
Convertible notes payable																													82,500
Convertible Promissory Note Fourteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date						Nov. 09, 2023
Aggregate principal amount of debt						$ 82,500
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	55,000				$ 55,000																						55,000	55,000	55,000
Debt instrument interest rate					0.00%
Debt instrument maturity date					Nov. 14, 2023
Convertible notes payable																													55,000
Convertible Promissory Note Fifteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Nov. 14, 2023
Aggregate principal amount of debt					$ 55,000
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	110,000		$ 110,000	$ 110,000																							110,000	110,000	110,000
Debt instrument interest rate			0.00%	0.00%
Debt instrument maturity date			Dec. 22, 2023
Convertible notes payable																													110,000
Convertible Promissory Note Sixteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Dec. 22, 2023	Dec. 22, 2023
Aggregate principal amount of debt			$ 110,000	$ 110,000
Convertible Promissory Note Seventeenth [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 788,700																										$ 788,700	$ 788,700
Debt instrument interest rate	0.00%																										0.00%	0.00%
Debt instrument maturity date	Mar. 27, 2024
Aggregate principal amount of debt		$ 181,500
Debt conversion converted instrument shares		1,210,000
Convertible notes payable																											$ 970,200	$ 970,200
Convertible Promissory Note Seventeenth [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Mar. 27, 2024
Aggregate principal amount of debt	$ 970,200	$ 181,500																									$ 970,200	$ 970,200
Debt instrument maturity period	January 2024 through March 27, 2024 based on $1.00 for each $0.90909 paid by the previous noteholder